Intangible assets - Schedule of Changes in Intangible Assets and goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	R$ 1,463,247	R$ 1,426,523
Acquisitions, goodwill	99,164	69,419
Transfers	(37)	192
Disposals and retirements, intangible assets and goodwill	(2,761)	(32,887)
Intangible assets and goodwill at end of period	1,559,613	1,463,247
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,804,275	1,974,480
Acquisitions, goodwill	300,595	251,683
Transfers	(37)	192
Disposals and retirements, intangible assets and goodwill	(178,404)	(422,080)
Intangible assets and goodwill at end of period	1,926,429	1,804,275
Gross carrying amount [member] | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	901,417	901,417
Acquisitions, goodwill	0	0
Transfers	0	0
Disposals and retirements, intangible assets and goodwill	0	0
Intangible assets and goodwill at end of period	901,417	901,417
Gross carrying amount [member] | 45291
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	126,547	126,547
Acquisitions, goodwill	0	0
Transfers	0	0
Disposals and retirements, intangible assets and goodwill	0	0
Intangible assets and goodwill at end of period	126,547	126,547
Gross carrying amount [member] | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	776,311	946,516
Acquisitions, goodwill	300,595	251,683
Transfers	(37)	192
Disposals and retirements, intangible assets and goodwill	(178,404)	(422,080)
Intangible assets and goodwill at end of period	898,465	776,311
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(341,028)	(547,957)
Acquisitions, goodwill	(201,431)	(182,264)
Transfers	0	0
Disposals and retirements, intangible assets and goodwill	175,643	389,193
Intangible assets and goodwill at end of period	(366,816)	(341,028)
Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(341,028)	(547,957)
Acquisitions, goodwill	(201,431)	(182,264)
Transfers	0	0
Disposals and retirements, intangible assets and goodwill	175,643	389,193
Intangible assets and goodwill at end of period	R$ (366,816)	R$ (341,028)
Amortization | Software | Weighted rate
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Weighted average rate (p.a.)	28.00%	19.00%